Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Long-term Debt [Text Block]
6—
LONG TERM DEBT, AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

6
-
1
Long-term debt:

	06-30-2018	12-31-2017
France term loan	613	700
Japanese term loan (YEN)	-	40
Germany term loan	728	399
Italy term loan	53	78
Total long term debt	1,394	1,217
Less current portion	(375)	(383)
Total long-term portion	1,019	834

As of
December 31, 2017,
long-term debt in Japan consists of
two
loans in Yen with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%	Monthly instalment
	10,000,000	June 30, 2018	2.10%	Monthly instalment

As of
June 30, 2018,
long-term debt in Germany consists of
three
loans in euro with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand.

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

This loan is pledged by an UDS equipment with a purchase value of
€136
thousand.

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	400,000	March 31, 2023	2.40%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€400
thousand.

As of
December 31, 2017
long-term debt in Germany consists of
two
loans in euro with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment

This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand.

	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment

This loan is pledged by an UDS equipment with a purchase value of
€136
thousand.

As of
June 30, 2018
and
December 31, 2017,
long-term debt in Italy consists of a loan in euro for an initial amount of
€242
thousand with an interest rate of Euribor
1
month +
4.5%
due to mature on
June 6, 2019.

As of
June 30, 2018
and
December 31, 2017,
long-term debt in France consists of
one
loan in Euro to finance the ERP project with the following conditions:

	Initial Amount	Maturation	Fixed Interest rate	Reimbursement Periodicity
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

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2
Financial instruments carried at fair value:

	06-30-2018	12112-31-2017
Investor Warrants	319	840
Total	319	840
Less current portion	(319)	(840)
Total long-term portion	-	-

May 28, 2013,
pursuant to a securities purchase agreement dated
May 20, 2013,
as amended, the Company issued
3,000,000
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May 2013
Placement”), at a price of
$4.00
per share, with warrants attached (the
“May 2013
Investor Warrants”). The
May 2013
Investor Warrants allow investors to purchase up to
1,500,000
shares in the form of ADSs at an exercise price of
$4.25.
The
May 2013
Investor Warrants are exercisable from
November 29, 2013
and expire on
November 29, 2018.
The Company also issued warrants to purchase up to
180,000
shares in the form of ADSs to the placement agent, H.C. Wainwright & Co., LLC, with an exercise price of
$5.00
per share (the
“May 2013
Placement Agent Warrants” and together with the Investor Warrants, the
“May 2013
Warrants”). The
May 2013
Placement Agent Warrants were exercisable from
November 29, 2013
and expired on
May 28, 2016.
As the
May 2013
Warrants comprised the same structure and provisions than the
March 2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
May 2013
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$12.0
million (€
9.270
million), out of which
$3.817
million (
€2.950
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$8.183
million (
€6.320
million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant werefurnished to the SEC on our report on Form
6
-K dated
May 28, 2013.

The Company used the Black-Scholes pricing model to value the
May 2013
Warrants at inception, with changes in fair value recorded as a financial expense or income.

On
April 14, 2016,
pursuant to a securities purchase agreement dated
April 7, 2016,
the Company issued
3,283,284
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April 2016
Placement”), at a price of
$3.50
per share, with warrants attached (the
“April 2016
Investor Warrants”). The
April 2016
Investor Warrants allow investors to purchase up to
3,283,284
shares in the form of ADSs at an exercise price of
$4.50.
The
April 2016
Investor Warrants are exercisable from
October 14, 2016
and expire on
October 14, 2018.
As the
April 2016
Warrants comprised the same structure and provisions than the
May 2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April 2016
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$11.5
million (€
10.2
million), out of which
$3.578
million (
€3.168
million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining
$7.913
million (
€7.006
million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
April 14, 2016.

The Company used the Black-Scholes pricing model to value the
April 2016
Warrants at inception, with changes in fair value recorded as a financial expense or income.

As of
June 30, 2018,
all of the
March 2012
placement agent warrants were exercised or forfeited.

Fair Value of the
May 2013
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	June 30, 2018	December 31, 2017
Share price at closing date	$3.96	$3.03	$2.87
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.40%	57.40%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.13	$0.26
Total fair value (in thousand)	$3.525	$193	$392
Total equivalent amount (in thousand €)	€2,725	€166	€328

Fair Value of the
April 2016
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	June 30, 2018	December 31, 2017
Share price at closing date	3.64	3.03	2.87
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.40%	57.40%
Dividend rates	0%	0%	0%
Unit fair value	$1.09	$0.05	$0.19
Total fair value (in thousand)	$3.579	$179	$614
Total equivalent amount (in thousand €)	€3,168	€153	€513

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Long-term debt and financial instruments maturity:

Long-term debt and financial instruments carried at fair value at
June 30, 2018
mature as follows:

2018	529
2019	395
2020	364
2021	284
2022	112
2023	28
Total	1,713